Consolidated Statement of Comprehensive Income (Parenthetical) - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Reclassifications of realized Gains and Losses to Profit or Loss	[1]	€ 0	€ 86,685	€ 251,455
Reclassifications of realized Losses to Profit or Loss	[1]	€ 0	€ 256,085	€ 0

[1]	In financial years 2017 and 2016, the statement of comprehensive income only comprised components which will be reclassified in terms of IAS 1.82A(a)(ii) to profit or loss in subsequent periods when specific conditions are met.